Earnings per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss)	$ (1,598)	$ (806)	$ (724)	$ (2,404)	$ (1,144)	$ (2,789)	$ (659)
Denominator:
Weighted-average common shares, basic	14,192		12,813	13,917	11,873	12,765	10,827
Incremental dilutive shares	0		0	0	0	0	0
Weighted-average common shares, dilutive	14,192		12,813	13,917	11,873	12,765	10,827
Net (loss) per share, basic and diluted	$ (0.11)		$ (0.06)	$ (0.17)	$ (0.10)	$ (0.22)	$ (0.06)
Warrant [Member]
Denominator:
Dilutive effect of warrants	0		0	0	0	0	0
Employee Stock Option [Member]
Denominator:
Dilutive effect of warrants	0		0	0	0	0	0